SUPPLEMENT DATED JULY 25, 2022
            TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2022
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                      VARIABLE SEPARATE ACCOUNT
                  Polaris Advisory Variable Annuity
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Minimum Income Base Percentage or Income Credit Percentage, as applicable, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Max and Polaris Income Plus Daily Flex living benefits effective on or after July 25, 2022. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 2, 2022. If you need a copy of the current Rate Sheet Supplement or prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-223017.

The rates and percentages listed below apply to applications signed on or after July 25, 2022. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-223017.


                      POLARIS INCOME MAX

                   Initial Annual Fee Rate
                   -----------------------
Calculated as percentage of the Income Base (as defined in the Optional Living Benefit section in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.



             --------------------------------
                                  Initial Fee
             --------------------------------
             One Covered Person      1.45%
             --------------------------------
             Two Covered Persons     1.45%



                Income Credit Percentage
                ------------------------
   The Income Credit Percentage is 7.00% (as a percentage of the
                   Income Credit Base).



    Maximum Annual Withdrawal Percentage and Protected Income
                  Payment Percentage Table
    ---------------------------------------------------------

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Optional Living Benefits section in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Optional Living Benefits section in the prospectus) for each of the options shown:

--------------- -----------------   -------------------    --------------------
Number of       Polaris Income        Polaris Income          Polaris Income
Covered Persons  Max Option 1          Max Option 2            Max Option 3
and Age of     -------   ---------  --------   ---------   -------   ----------
Covered        Maximum   Protected   Maximum   Protected   Maximum    Protected
Person(s)      Annual     Income     Annual     Income     Annual     Income
on the         Withdrawal Payment    Withdrawal Payment    Withdrawal Payment
Activation    Percentage Percentage Percentage Percentage Percentage Percentage
Date(1)
-------------------------------------------------------------------------------
One Covered
Person           4.25%   |  3.25%(2) |  4.25%  | 3.25%(2) | 3.50%    |  3.50%
(Age 50 - 59)
-------------- ----------------------------------------------------------------
One Covered
Person           5.25%   |  3.25%(2) |  5.25%  | 3.25%(2) | 4.20%    |  4.20%
(Age 60 - 64)
-------------- ----------------------------------------------------------------
One Covered
Person           7.00%   |  4.25%    |  8.00%  | 3.25%    | 5.60%    |  5.60%
(Age 65 - 74)
-------------- ----------------------------------------------------------------
One Covered
Person           7.50%   |  4.25%    |  8.50%  | 3.25%    | 5.90%    |  5.90%
(Age 75 and
older)
-------------- ----------------------------------------------------------------
Two Covered
Persons          4.00%   |  3.00%(3) |  4.00%  | 3.00%(3) | 3.10%    |  3.10%
(Age 50 - 59)
-------------- ----------------------------------------------------------------
Two Covered
Persons          5.00%   |  3.00%(3) |  5.00%  | 3.00%(3) | 3.80%    |  3.80%
(Age 60 - 64)
-------------- ----------------------------------------------------------------
Two Covered
Persons          6.75%   |  4.00%    |  7.75%  | 3.00%    | 5.20%    |  5.20%
(Age 65 - 74)
-------------- ----------------------------------------------------------------
Two Covered
Person           7.25%   |  4.00%    |  8.25%  | 3.00%    | 5.50%    |  5.50%
(Age 75 and
older)
-------------- ----------------------------------------------------------------

(1)	If there are Two Covered Persons, the age on the Activation Date is
        based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, and income is activated prior to the Covered Person's 65th birthday, the Protected Income Payment Percentage is 4.25% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65th birthday.
(3)	If Two Covered Persons are elected, and income is activated prior to the younger Covered Person's 65th birthday, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65th birthday.


                   POLARIS INCOME PLUS DAILY FLEX

                      Initial Annual Fee Rate
                      -----------------------
Calculated as percentage of the Income Base (as defined in the Optional Living Benefit section in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.

                   --------------------------------
                                        Initial Fee
                   --------------------------------
                   One Covered Person      1.45%
                   --------------------------------
                   Two Covered Persons     1.45%



                    Minimum Income Base Percentage
                   ------------------------------
          The annual Minimum Income Base Percentage is 6.00%
               (as a percentage of each Purchase Payment)



       Maximum Annual Withdrawal Percentage and Protected
                Income Payment Percentage Table
       --------------------------------------------------
The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Optional Living Benefits section in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Optional Living Benefits section in the prospectus) for each of the options shown:


--------------- -------------------   -------------------  -------------------
Number of            Polaris                Polairs             Polaris
Covered Persons Income Plus Daily     Income Plus Daily    Income Plus Daily
and Age of           Flex                    Flex                Flex
Covered         Income Option 1       Income Option 2      Income Option 3
Person(s)      -------   ---------  --------   ---------   --------  ----------
on the         Maximum   Protected   Maximum   Protected   Maximum    Protected
Activation     Annual     Income     Annual     Income     Annual     Income
Date(1)        Withdrawal Payment    Withdrawal Payment    Withdrawal Payment
              Percentage Percentage Percentage Percentage Percentage Percentage
-------------------------------------------------------------------------------
One Covered
Person           4.00%   |  3.00%(2) |  4.00%  | 3.00%(2) | 3.30%    |  3.30%
(Age 45 - 59)
-------------- ----------------------------------------------------------------
One Covered
Person           5.00%   |  3.00%(2) |  5.00%  | 3.00%(2) | 4.00%    |  4.00%
(Age 60 - 64)
-------------- ----------------------------------------------------------------
One Covered
Person           6.75%   |  4.25%    |  7.75%  | 3.25%    | 5.40%    |  5.40%
(Age 65 - 74)
-------------- ----------------------------------------------------------------
One Covered
Person           7.25%   |  4.25%    |  8.25%  | 3.25%    | 5.70%    |  5.70%
(Age 75 and
older)
-------------- ----------------------------------------------------------------
Two Covered
Persons          3.75%   |  2.75%(3) |  3.75%  | 2.75%(3) | 2.90%    |  2.90%
(Age 45 - 59)
-------------- ----------------------------------------------------------------
Two Covered
Persons          4.75%   |  2.75%(3) |  4.75%  | 2.75%(3) | 3.60%    |  3.60%
(Age 60 - 64)
-------------- ----------------------------------------------------------------
Two Covered
Persons          6.50%   |  4.00%    |  7.50%  | 3.00%    | 5.00%    |  5.00%
(Age 65 - 74)
-------------- ----------------------------------------------------------------
Two Covered
Person           7.00%   |  4.00%    |  8.00%  | 3.00%    | 5.30%    |  5.30%
(Age 75 and
older)
-------------- ----------------------------------------------------------------

(1)	If there are Two Covered Persons, the age on the Activation Date is
        based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, and income is activated prior to the
        Covered Person's 65th birthday, the Protected Income Payment Percentage is 4.25% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.
(3)	If Two Covered Persons are elected, and income is activated prior to the younger Covered Person's 65th birthday, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


             Please keep this Supplement with your prospectus